Report for six month period ending:   /  /    (a)

          or fiscal year ending: (b)  12/31/99

Is this a transition report? (Y/N)  No
                                  -----

Is this an amendment to a previous filing? (Y/N)  No
                                                -----

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.   A.   Registrant Name:  Columbus Life Insurance Company Separate
          Account 1
     B.   File Number:      811-09337
     C.   Telephone Number: 513-361-6700

2.   A.   Street:           400 East Fourth Street
     B.   City:      C. State:     D. Zip Code:        Zip Ext: Cincinnati,
                                                         Ohio 45202-3312
     E.   Foreign Country: Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)         Yes
                                                               -----------------

4.   Is this the last filing on this form by Registrant? (Y/N)          No
                                                             -------------------

5.   Is Registrant a small business investment company (SBIC)? (Y/N)    No
                                                                    ------------
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                 Yes
                                                         -----------------------
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.A. Is Registrant a series or multiple portfolio Company? (Y/N)
     [If answer is "N" (No), go to item 8.]                     ----------------

8.   How many separate series or portfolios did Registrant have
     at the end of period?                                      ----------------

For period ending
                  ------------------
File number 811-
                  ------------------
     If filing more than one
     Page 47, "X" box: [ ]

UNIT INVESTMENT TRUSTS

111. A.[/] Depositor Name: Columbus Life Insurance Company
                          ---------------------------------------------------
     B.[/] File Number (If any):
                               ----------------------------------------------
     C.[/] City: Cincinnati   State: OH  Zip Code: 45202   Zip Ext.:
                -------------       ----          --------          ---------
       [/] Foreign Country:                  Foreign Postal Code:
                           ----------------                      ------------

111. A.[/] Depositor Name:
                          ---------------------------------------------------
     B.[/] File Number (If any):
                               ----------------------------------------------
     C.[/] City:              State:     Zip Code:         Zip Ext.:
                -------------       ----          --------          ---------
       [/] Foreign Country:                  Foreign Postal Code:
                           ----------------                      ------------

112. A.[/] Sponsor Name:
                        -----------------------------------------------------
     B.[/] File Number (If any):
                               ----------------------------------------------
     C.[/] City:              State:     Zip Code:         Zip Ext.:
                -------------       ----          --------          ---------
       [/] Foreign Country:                  Foreign Postal Code:
                           ----------------                      ------------

112. A.[/] Sponsor Name:
                        -----------------------------------------------------
     B.[/] File Number (If any):
                               ----------------------------------------------
     C.[/] City:              State:     Zip Code:         Zip Ext.:
                -------------       ----          --------          ---------
       [/] Foreign Country:                  Foreign Postal Code:
                           ----------------                      ------------

For period ending
                  ------------------
File number 811-
                  ------------------
     If filing more than one
     Page 48, "X" box: [ ]


113. A.[/] Trustee Name:
                        -----------------------------------------------------
     B.[/] City:              State:     Zip Code:         Zip Ext.:
                -------------       ----          --------          ---------
       [/] Foreign Country:                  Foreign Postal Code:
                           ----------------                     -------------

113. A.[/] Trustee Name:
                        -----------------------------------------------------
     B.[/] City:              State:     Zip Code:         Zip Ext.:
                -------------       ----          --------          ---------
       [/] Foreign Country:                  Foreign Postal Code:
                           ----------------                     -------------

114. A.[/] Principal Underwriter Name:
                                      ---------------------------------------
     B.[/] File Number: 8-
                          -----------------------------
     C.[/] City:              State:     Zip Code:         Zip Ext.:
                -------------       ----          --------          ---------
       [/] Foreign Country:                 Foreign Postal Code:
                          -----------------                     -------------

114. A.[/] Principal Underwriter Name:
                                      ---------------------------------------
     B.[/] File Number: 8-
                          -----------------------------
     C.[/] City:              State:     Zip Code:         Zip Ext.:
                -------------       ----          --------          ---------
           Foreign Country:                  Foreign Postal Code:
                           -----------------                     ------------

115. A.[/] Independent Public Accountant Name: Ernst & Young LLP
                                              -------------------------------
     B.[/] City: Cincinnati   State: OH  Zip Code: 45202   Zip Ext.:
                -------------       ----          --------          ---------
       [/] Foreign Country:                  Foreign Postal Code:
                           -----------------                     ------------

115. A.[/] Independent Public Accountant Name:
                                              -------------------------------
     B.[/] City:              State:     Zip Code:         Zip Ext.:
                -------------       ----          --------          ---------

       [/] Foreign Country:                  Foreign Postal Code:
                           -----------------                     ------------

For period ending
                  ------------------
File number 811-
                  ------------------
     If filing more than one
     Page 49, "X" box: [ ]


116. Family of investment companies information:

     A.[/] Is Registrant part of a family of investment companies?
           (Y/N)                                                          Y
                -----------------------------------------------------   ----
                                                                         Y/N
     B.[/] Identify the family in 10 letters: T  O  U  C  H  S  T  O  N  E
                                             -- -- -- -- -- -- -- -- -- --
           (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.[/] Is Registrant a separate account of an insurance company?
           (Y/N)                                                           Y
                -------------------------------------------------------  ----
                                                                          Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.[/] Variable annuity contracts? (Y/N)                               N
                                            ---------------------------  ----
                                                                          Y/N
                                                                           N
     C.[/] Scheduled premium variable life contracts? (Y/N) ------------ ----
                                                           ------------  ----
                                                                          Y/N

     D.[/] Flexible premium variable life contracts? (Y/N)                 Y
                                                           ------------  ----
                                                                          Y/N

     E.[/] Other types of insurance products registered under the Securities
           Act of 1933? (Y/N)                                              N
                             ------------------------------------------  ----
                                                                          Y/N

118.[/] State the number of series existing at the end of the period that had
     securities registered under the Securities Act of 1933          1
                                                             ----------------

119.[/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period
                                                                     1
                                                                  ----------

120.[/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
                                                                 $   0
      ----------------------------------------------------------- ----------

121.[/] State the number of series for which a current prospectus was in
     existence at the end of the period                          1
                                       -------------------------------------


122.[/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period
                                                       1
      ----------------------------------------------------------------------

For period ending
                  ------------------
File number 811-
                  ------------------
     If filing more than one
     Page 50, "X" box: [ ]


123.[/] State the total value of the additional units considered in answering
       item 122 ($000's omitted)                                 $128
                                --------------------------------- ----------

124.[/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed
       in the subsequent series) ($000's omitted)                $  0
                                                 ---------------- ----------

125.[/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
       of units of all series of Registrant ($000's omitted)     $  0
                                                            ----- ----------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's
       omitted)                                                  $  0
              --------------------------------------------------- ----------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                               Number of       Total Assets          Total Income
                                                Series           ($000's            Distributions
                                              Investing          omitted)          ($000's omitted)
                                             -----------      --------------      ------------------
A. U.S. Treasury direct issue                                  $                    $
                                              ---------         -----------          -----------
B. U.S Government agency                                       $                    $
                                              ---------         -----------          -----------
C. State and municipal tax-free                                $                    $
                                              ---------         -----------          -----------
D. Public utility debt                                         $                    $
                                              ---------         -----------          -----------
E. Brokers or dealers debt or debt of
   brokers' or dealers' parent                                 $                    $
                                              ---------         -----------          -----------
F. All other corporate intermed. & long-
   term debt                                                   $                    $
                                              ---------         -----------          -----------
G. All other corporate short-term debt                         $                    $
                                              ---------         -----------          -----------
H. Equity securities of brokers or dealers
   or parents of brokers or dealers                            $                    $
                                              ---------         -----------          -----------
I. Investment company equity securities                        $                    $
                                              ---------         -----------          -----------
J. All other equity securities                        1        $        128         $          0
                                              ---------         -----------          -----------
K. Other securities                                            $                    $
                                              ---------         -----------          -----------
L. Total assets of all series of registrant                    $                    $
                                              ---------         -----------          -----------

For period ending
                 ------------------------

File number 811-
                -------------------------

    If filing more than one

    Page 51, "X" box:


128.[/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
     issuer? (Y/N)                                                      N
                  ----------------------------------------------- ----------
     [If answer is "N" (No), go to item 131.]                           Y/N

129.[/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
     current period? (Y/N)                                              N
                           -------------------------------------- ----------
     [If answer is "N" (No), go to item 131.]                           Y/N

130.[/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from
     insurance or guarantees? (Y/N)                                     N
                                   ------------------------------ ----------
                                                                        Y/N

131. Total expenses incurred by all series of Registrant during the current
     reporting period ($000's omitted)                           $    0
                                      --------------------------- ----------

--------------------------------------------------------------------------------

132.[/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-           811-           811-           811-           811-
         -----          -----          -----          -----          -----
     811-           811-           811-           811-           811-
         -----          -----          -----          -----          -----
     811-           811-           811-           811-           811-
         -----          -----          -----          -----          -----
     811-           811-           811-           811-           811-
         -----          -----          -----          -----          -----
     811-           811-           811-           811-           811-
         -----          -----          -----          -----          -----
     811-           811-           811-           811-           811-
         -----          -----          -----          -----          -----
     811-           811-           811-           811-           811-
         -----          -----          -----          -----          -----
     811-           811-           811-           811-           811-
         -----          -----          -----          -----          -----
     811-           811-           811-           811-           811-
         -----          -----          -----          -----          -----

The report is signed on behalf of the registrant in the City of Cincinnati and State of Ohio on the 29th day of February, 2000.

                                             COLUMBUS LIFE INSURANCE
                                             COMPANY
                                             SEPARATE ACCOUNT 1
                                             File No. 811-09337


Witness:  /s/ DONALD J. WUEBBLING            By: /s/ EDWARD S. HEENAN
         --------------------------              ------------------------
         Donald J. Wuebbling                     Edward S. Heenan
         Vice President                          Vice President